Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions			12 Months Ended
		Oct. 01, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of associates [line items]
Sales and other operating revenues			$ 303,738	$ 244,582	$ 186,606
Profit (loss) before interest and taxation			19,378	9,474	(430)
Finance costs	[1]		2,528	2,074	1,675
Profit (loss) before taxation			16,723	7,180	(2,295)
Taxation	[1]		7,145	3,712	(2,467)
Non-controlling interests			195	79	57
Profit for the year			9,383	3,389	115
Other comprehensive income	[2],[3]		(1,980)	5,016	(988)
Total comprehensive income	[2],[3]		7,598	8,484	(816)
Non-current assets			210,866	201,547
Current assets			71,310	74,968
Total assets			282,176	276,515
Current liabilities			68,237	64,726
Non-current liabilities			112,391	111,385
Total liabilities			180,628	176,111
Net assets			101,548	100,404		$ 101,218
Less: non-controlling interests			2,104	1,913		2,103
BP shareholders’ equity			99,444	98,491		$ 99,115
Group investment in associates			17,673	16,991
Term for highly probable future revenue denominated in foreign countries		5 years
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues			25,936	20,348	14,690
Profit (loss) before interest and taxation			3,730	1,965	1,401
Finance costs			550	440	345
Profit (loss) before taxation			3,180	1,525	1,056
Taxation			584	344	355
Non-controlling interests			313	259	54
Profit for the year			2,283	922	647
Other comprehensive income			412	555	830
Total comprehensive income			2,695	1,477	1,477
Non-current assets			27,065	31,347
Current assets			8,579	7,848
Total assets			35,644	39,195
Current liabilities			8,159	13,135
Non-current liabilities			15,554	13,964
Total liabilities			23,713	27,099
Net assets			11,931	12,096
Less: non-controlling interests			1,857	2,037
BP shareholders’ equity			10,074	10,059
Loans made by group companies to associates			0	0
Group investment in associates			10,074	10,059
Other associates
Disclosure of associates [line items]
Sales and other operating revenues			9,134	7,600	5,377
Profit (loss) before interest and taxation			1,150	626	525
Finance costs			78	54	22
Profit (loss) before taxation			1,072	572	503
Taxation			499	164	156
Non-controlling interests			0	0	0
Profit for the year			573	408	347
Other comprehensive income			(1)	1	(2)
Total comprehensive income			572	409	345
Non-current assets			10,787	9,261
Current assets			2,398	2,645
Total assets			13,185	11,906
Current liabilities			2,232	2,501
Non-current liabilities			3,817	3,308
Total liabilities			6,049	5,809
Net assets			7,136	6,097
Less: non-controlling interests			0	0
BP shareholders’ equity			7,136	6,097
Loans made by group companies to associates			463	835
Group investment in associates			7,599	6,932
Associates
Disclosure of associates [line items]
Sales and other operating revenues			35,070	27,948	20,067
Profit (loss) before interest and taxation			4,880	2,591	1,926
Finance costs			628	494	367
Profit (loss) before taxation			4,252	2,097	1,559
Taxation			1,083	508	511
Non-controlling interests			313	259	54
Profit for the year			2,856	1,330	994
Other comprehensive income			411	556	828
Total comprehensive income			3,267	1,886	1,822
Non-current assets			37,852	40,608
Current assets			10,977	10,493
Total assets			48,829	51,101
Current liabilities			10,391	15,636
Non-current liabilities			19,371	17,272
Total liabilities			29,762	32,908
Net assets			19,067	18,193
Less: non-controlling interests			1,857	2,037
BP shareholders’ equity			17,210	16,156
Loans made by group companies to associates			463	835
Group investment in associates			17,673	16,991
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues			131,322	103,028	74,380
Profit (loss) before interest and taxation			18,886	9,949	7,094
Finance costs			2,785	2,228	1,747
Profit (loss) before taxation			16,101	7,721	5,347
Taxation			2,957	1,742	1,797
Non-controlling interests			1,585	1,311	273
Profit for the year			11,559	4,668	3,277
Other comprehensive income			2,086	2,810	4,203
Total comprehensive income			13,645	7,478	$ 7,480
Non-current assets			137,038	158,719
Current assets			43,438	39,737
Total assets			180,476	198,456
Current liabilities			41,311	66,506
Non-current liabilities			78,754	70,704
Total liabilities			120,065	137,210
Net assets			60,411	61,246
Less: non-controlling interests			9,403	10,314
BP shareholders’ equity			$ 51,008	$ 50,932

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 32 for further information.
[3]	See Note 32 for further information.